Risk Management - Schedule of Potential Impact on Equity & Prices (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	$ (939,994)		$ (792,905)				$ (684,881)
Impact of Change in Interest Rate	(80,240,000.00)		(87,070,000.00)		$ (57,175)	$ (65,243)	(46,750,000.00)	$ (32,577)
Impact due to changes in exchange rate	(130,900.00)	$ (93,322)	(280,870.00)	$ (210,310)
Impact due to changes in prices	(211,140.00)		(367,940.00)		(150,497)	(275,553)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(707,409)		(377,765)				(254,636)
Impact of Change in Interest Rate	(40,130,000.00)		(31,160,000.00)		(28,609)	(23,334)	(11,730,000.00)	(8,180)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(201,548)		(221,758)				(177,471)
Impact of Change in Interest Rate	(23,150,000.00)		(49,070,000.00)		(16,505)	(36,744)	(26,290,000.00)	(18,328)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	35,889		(49,254)				(189,242)
Impact of Change in Interest Rate	(8,130,000.00)		(1,370,000.00)		(5,780)	(1,023)	(5,740,000.00)	(3,988)
Impact due to changes in exchange rate	(63,650.00)	(45,380)	(146,360.00)	(109,591)
UVR
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(36,520)		(142,663)				(29,763)
Impact of Change in Interest Rate	(3,880,000.00)		(5,250,000.00)		(2,755)	(3,981)	(550,000.00)	(380)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(42,030)		(2,353)				(33,769)
Impact of Change in Interest Rate	(4,360,000.00)		(140,000.00)		(3,107)	(105)	$ (2,440,000.00)	$ (1,701)
Impact due to changes in exchange rate	(67,250.00)	$ (47,942)	(134,510.00)	$ (100,719)
FX
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	11,624		888
Impact of Change in Interest Rate	$ (590,000.00)		$ (80,000.00)		$ (419)	$ (56)